October 20, 2016

SHENKMAN FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX
Class F	SFHFX
Institutional Class	SFHIX

A series of Advisors Series Trust

Supplement to the Summary Prospectus dated January 28, 2016

Effective immediately, Mr. Justin W. Slatky will serve as a portfolio manager to Shenkman Floating Rate High Income Fund (the “Floating Rate Fund” or the “Fund”).  Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus.  Changes are reflected in bold face type and underlined.

•	The “Portfolio Managers” sub-section on page 6 of the Fund’s Summary Prospectus is revised as follows:

Portfolio Managers.  Mark R. Shenkman, Justin W. Slatky, David H. Lerner and Jeffrey Gallo are the co-portfolio managers primarily responsible for the day-to-day management of the Floating Rate Fund.  Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has managed the Fund since its inception in October 2014.  Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since July 2016.  Mr. Lerner is Senior Vice President and Senior Portfolio Manager of the Advisor and has managed the Fund since its inception.  Mr. Gallo is Senior Vice President, Credit Analyst and Portfolio Manager of the Advisor and has managed the Fund since September 2015.

Please retain this Supplement with your Summary Prospectus for future reference.

October 20, 2016

SHENKMAN FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX
Class F	SFHFX
Institutional Class	SFHIX

A series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated January 28, 2016

Effective immediately, Mr. Justin W. Slatky will serve as a portfolio manager to Shenkman Floating Rate High Income Fund (the “Floating Rate Fund” or the “Fund”).  Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and SAI.  Changes are reflected in bold face type and underlined.  Deleted text is shown in strike-through format.

Prospectus

•	The “Portfolio Managers” sub-section on page 7 of the Fund’s Prospectus is revised as follows:

Portfolio Managers.  Mark R. Shenkman, Justin W. Slatky, David H. Lerner and Jeffrey Gallo are the co-portfolio managers primarily responsible for the day-to-day management of the Floating Rate Fund.  Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has managed the Fund since its inception in October 2014.  Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since July 2016.  Mr. Lerner is Senior Vice President and Senior Portfolio Manager of the Advisor and has managed the Fund since its inception.  Mr. Gallo is Senior Vice President, Credit Analyst and Portfolio Manager of the Advisor and has managed the Fund since September 2015.

•	Mark. R. Shenkman’s biography under the sub-section “Portfolio Managers” on page 23 of the Prospectus is revised as follows:

“Mark R. Shenkman, President and Co-Chief Investment Officer (Both Funds)
Mark R. Shenkman founded the Advisor in 1985.  He has 46 years of investment experience, and 38 years of high yield investment experience.  Together with Mr. Slatky, Mr. Shenkman~~He~~ is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies.  Mr. Shenkman received a Bachelor of Arts degree in Political Science from the University of Connecticut and a Masters in Business Administration degree from The George Washington University.  Mr. Shenkman also received a Doctor of Humane Letters, honoris causa, from the University of Connecticut.”

•	The following paragraph is added immediately following Mark R. Shenkman’s biography under the sub-section “Portfolio Managers” on page 23 of the Prospectus:

“Justin W. Slatky, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager (Both Funds)
Mr. Slatky joined the Advisor in 2011.  He has 17 years of investment experience in high yield and distressed securities.  Together with Mr. Shenkman, Mr. Slatky is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies.  Mr. Slatky received a Bachelor of Science degree and a Masters in Business Administration from The Wharton School at the University of Pennsylvania.”

SAI

•	The “Portfolio Managers” section beginning on page B-31 of the SAI is modified as follows:

“The Floating Rate Fund is managed by Mark R. Shenkman, Justin W. Slatky, David H. Lerner and Jeffrey Gallo and the Short Duration Fund is managed by Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese and Neil Wechsler.  The following tables show the number of other accounts (not including the Funds) managed by each portfolio manager and the total assets in the accounts managed within various categories as of September 30, 2015 for Messrs. Shenkman, Lerner, Gallo, Sarchese and Wechsler and as of August 31, 2016 for Mr. Slatky.”

•	The following table is added immediately following Mark R. Shenkman’s table in the “Portfolio Managers” section on page B-32 of the SAI:

Justin W. Slatky
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	5	$2,861,988,049	0	$0
Other Pooled Investments	30	$9,700,211,115	12	$3,732,131,744
Other Accounts	175	$18,505,728,842	2	$139,407,417

•	The “Portfolio Managers’ Compensation” sub- section on page B-34 of the SAI is modified as follows:

Portfolio Managers’ Compensation.  Messrs. Shenkman, Slatky, Lerner and Gallo serve as co-portfolio manager for the Floating Rate Fund.  Messrs. Shenkman, Slatky, Sarchese and Wechsler serve as co-portfolio managers for the Short Duration Fund.  Each portfolio manager receives a fixed base salary and an annual bonus predicated on individual and firm performance. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. Their compensation is not based on the performance of a Fund or the value of assets held in its portfolio.

•	The “Securities Owned in the Funds by the Portfolio Managers” sub- section beginning on page B-34 of the SAI is modified as follows:

Securities Owned in the Funds by the Portfolio Managers.  As of September 30, 2015, ~~the portfolio managers~~ Messrs. Shenkman, Lerner, Gallo, Sarchese and Wechsler owned the following securities in the Funds, and as of August 31, 2016, Mr. Slatky owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Floating Rate Fund
Mark R. Shenkman	None
David H. Lerner	$10,001 ‑ $50,000
Jeffrey Gallo	None
Justin W. Slatky	None

2

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Short Duration Fund
Mark R. Shenkman	$100,001 - $500,000
Nicholas Sarchese	$100,001 - $500,000
Neil Wechsler	$10,001 ‑ $50,000
Justin W. Slatky	$50,001 ‑ $100,000

Please retain this Supplement with your Prospectus and SAI for future reference.

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October 20, 2016

SHENKMAN SHORT DURATION HIGH INCOME FUND

Class A	SCFAX
Class C	SCFCX
Class F	SCFFX
Institutional Class	SCFIX

A series of Advisors Series Trust

Supplement to the Summary Prospectus dated January 28, 2016

Effective immediately, Mr. Justin W. Slatky will serve as a portfolio manager to the Shenkman Short Duration High Income Fund (the “Short Duration Fund” or the “Fund”).  Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus. Changes are reflected in bold face type and underlined.

•	The “Portfolio Managers” sub-section on page 6 of the Fund’s Summary Prospectus is revised as follows:

Portfolio Managers.  Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese and Neil Wechsler are the co-portfolio managers primarily responsible for the day-to-day management of the Short Duration Fund.  Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has been a portfolio manager of the Fund since its inception in October 2012.  Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since July 2016.  Mr. Sarchese is Senior Vice President, Portfolio Manager and Director of Credit Research of the Advisor and has been a portfolio manager of the Fund since its inception.  Mr. Wechsler is Senior Vice President, Credit Analyst and Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since September 2015.

Please retain this Supplement with your Summary Prospectus for future reference.

October 20, 2016

SHENKMAN SHORT DURATION HIGH INCOME FUND

Class A	SCFAX
Class C	SCFCX
Class F	SCFFX
Institutional Class	SCFIX

A series of Advisors Series Trust

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated January 28, 2016

Effective immediately, Mr. Justin W. Slatky will serve as a portfolio manager to the Shenkman Short Duration High Income Fund (the “Short Duration Fund” or the “Fund”).  Accordingly, effective immediately, the following changes are made to the Fund’s Prospectus and SAI. Changes are reflected in bold face type and underlined. Deleted text is shown in strike-through format.

Prospectus

•	The “Portfolio Managers” sub-section on page 13 of the Fund’s Prospectus is revised as follows:

Portfolio Managers.  Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese and Neil Wechsler are the co-portfolio managers primarily responsible for the day-to-day management of the Short Duration Fund.  Mr. Shenkman is President and Co-Chief Investment Officer of the Advisor and has been a portfolio manager of the Fund since its inception in October 2012.  Mr. Slatky is Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since July 2016.  Mr. Sarchese is Senior Vice President, Portfolio Manager and Director of Credit Research of the Advisor and has been a portfolio manager of the Fund since its inception.  Mr. Wechsler is Senior Vice President, Credit Analyst and Portfolio Manager of the Advisor and has been a portfolio manager of the Fund since September 2015.

•	Mark R. Shenkman’s biography under the sub-section “Portfolio Managers” on page 23 of the Prospectus is revised as follows:

“Mark R. Shenkman, President and Co-Chief Investment Officer (Both Funds)
Mark R. Shenkman founded the Advisor in 1985.  He has 46 years of investment experience, and 38 years of high yield investment experience.  Together with Mr. Slatky, Mr. Shenkman~~He~~ is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies.  Mr. Shenkman received a Bachelor of Arts degree in Political Science from the University of Connecticut and a Masters in Business Administration degree from The George Washington University.  Mr. Shenkman also received a Doctor of Humane Letters, honoris causa, from the University of Connecticut.”

•	The following paragraph is added immediately following Mark R. Shenkman’s biography under the sub-section “Portfolio Managers” on page 23 of the Prospectus:

“Justin W. Slatky, Executive Vice President, Co-Chief Investment Officer and Senior Portfolio Manager (Both Funds)
Mr. Slatky joined the Advisor in 2011.  He has 17 years of investment experience in high yield and distressed securities.  Together with Mr. Shenkman, Mr. Slatky is responsible for the overall implementation of the Advisor’s short duration and bank loan strategies.  Mr. Slatky received a Bachelor of Science degree and a Masters in Business Administration from The Wharton School at the University of Pennsylvania.”

SAI

•	The “Portfolio Managers” section beginning on page B-31 of the SAI is modified as follows:

“The Floating Rate Fund is managed by Mark R. Shenkman, Justin W. Slatky, David H. Lerner and Jeffrey Gallo and the Short Duration Fund is managed by Mark R. Shenkman, Justin W. Slatky, Nicholas Sarchese and Neil Wechsler.  The following tables show the number of other accounts (not including the Funds) managed by each portfolio manager and the total assets in the accounts managed within various categories as of September 30, 2015 for Messrs. Shenkman, Lerner, Gallo, Sarchese and Wechsler and as of August 31, 2016 for Mr. Slatky.”

•	The following table is added immediately following Mark R. Shenkman’s table in the “Portfolio Managers” section on page B-32 of the SAI:

Justin W. Slatky
Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets in Accounts with Advisory Fee based on Performance
Registered Investment Companies	5	$2,861,988,049	0	$0
Other Pooled Investments	30	$9,700,211,115	12	$3,732,131,744
Other Accounts	175	$18,505,728,842	2	$139,407,417

•	The “Portfolio Managers’ Compensation” sub- section on page B-34 of the SAI is modified as follows:

Portfolio Managers’ Compensation.  Messrs. Shenkman, Slatky, Lerner and Gallo serve as co-portfolio manager for the Floating Rate Fund.  Messrs. Shenkman, Slatky, Sarchese and Wechsler serve as co-portfolio managers for the Short Duration Fund.  Each portfolio manager receives a fixed base salary and an annual bonus predicated on individual and firm performance. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. Their compensation is not based on the performance of a Fund or the value of assets held in its portfolio.

•	The “Securities Owned in the Funds by the Portfolio Managers” sub- section beginning on page B-34 of the SAI is modified as follows:

Securities Owned in the Funds by the Portfolio Managers.  As of September 30, 2015, ~~the portfolio managers~~ Messrs. Shenkman, Lerner, Gallo, Sarchese and Wechsler owned the following securities in the Funds, and as of August 31, 2016, Mr. Slatky owned the following securities in the Funds:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Floating Rate Fund
Mark R. Shenkman	None
David H. Lerner	$10,001 ‑ $50,000
2

Name of Portfolio Manager	Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Jeffrey Gallo	None
Justin W. Slatky	None
Short Duration Fund
Mark R. Shenkman	$100,001 - $500,000
Nicholas Sarchese	$100,001 - $500,000
Neil Wechsler	$10,001 ‑ $50,000
Justin W. Slatky	$50,001 ‑ $100,000

Please retain this Supplement with your Prospectus and SAI for future reference.

3